Employee Benefit Plans (Schedule of Stock Options, by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	504,573
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 8 months 12 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 8.31
Options Exercisable: Shares Exercisable | shares	351,648
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 6.53
0.00 - 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	77,000
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	1 year 1 month 6 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 3.51
Options Exercisable: Shares Exercisable | shares	77,000
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 3.51
0.00 - 4.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	0
0.00 - 4.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 4
4.01 - 8.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	186,340
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	4 years 6 months
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 6.20
Options Exercisable: Shares Exercisable | shares	186,340
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 6.20
4.01 - 8.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	4.01
4.01 - 8.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 8
8.01 - 12.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	164,633
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	7 years 9 months 18 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 9.51
Options Exercisable: Shares Exercisable | shares	78,471
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 9.27
8.01 - 12.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	8.01
8.01 - 12.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 12
12.01 - 16.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	46,600
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	9 years
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 15.00
Options Exercisable: Shares Exercisable | shares	9,837
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 14.60
12.01 - 16.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	12.01
12.01 - 16.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 16
16.01 - 20.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	30,000
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	9 years 2 months 12 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 16.75
Options Exercisable: Shares Exercisable | shares	0
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 0.00
16.01 - 20.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	16.01
16.01 - 20.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 20